Financial instruments risks - Summary of Concentration of Deposits (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
10 largest customers
Concentration of deposits [line items]
Debt balance	$ 3,641,133,519	$ 2,259,475,887
% over total portfolio	21.16%	17.30%
50 following largest customers
Concentration of deposits [line items]
Debt balance	$ 2,570,917,567	$ 1,900,087,650
% over total portfolio	14.94%	14.55%
100 following largest customers
Concentration of deposits [line items]
Debt balance	$ 972,400,381	$ 602,987,444
% over total portfolio	5.65%	4.62%
Rest of customers
Concentration of deposits [line items]
Debt balance	$ 10,020,624,599	$ 8,299,748,295
% over total portfolio	58.25%	63.53%
TOTAL
Concentration of deposits [line items]
Debt balance	$ 17,205,076,066	$ 13,062,299,276
% over total portfolio	100.00%	100.00%